ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Disclosure of accounts receivable [Table Text Block]
	As at December 31,
	2024	2023
Trade and settlement receivables	5,397	11,039
Insurance proceeds receivable	16	4,057
Other receivables	230	1,418
Accounts receivable	5,643	16,514